SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended			18 Months Ended	24 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Significant Accounting Policies [Line Items]
Other than Temporary Impairment Losses, Investments	$ 0	$ 0	$ 323		$ 0	$ 323	$ 323
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			166,059		598,438
Description of Tax Benefit			more than 50% likely to be realized upon ultimate settlement
Common Stock, Par Or Stated Value	$ 0.001		$ 0.001	[1]	$ 0.001	$ 0.001 [1]	$ 0.001

[1]	Expected volatility — was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.